GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	12 Months Ended
Dec. 31, 2023
Component of Operating Income [Abstract]
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS
The Company has recorded gains on sale of assets as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Gain on sale of vessels and rig	18,670	13,228	39,405

During the year ended December 31, 2023, the very large crude carrier (“VLCC”) Landbridge Wisdom, which was previously accounted for as an investment in leaseback asset, was sold and delivered to Landbridge following exercise of the applicable purchase option in the charter contract. The Company received net sale proceeds of $52.0 million and recorded a gain of $2.2 million on the disposal.

During the year ended December 31, 2023, the two Suezmax tankers, Glorycrown and Everbright, which were trading in the spot market, were sold to an unrelated third party. The Company received net sale proceeds of $84.9 million and recorded a gain of $16.4 million on the disposal.

Also, during the year ended December 31, 2023, the two chemical tankers, SFL Weser and SFL Elbe, which were trading in the spot market, were sold to an unrelated third party. The Company received net sale proceeds of $19.4 million and recorded a gain of $30.0 thousand on the disposal. The Company recorded an impairment loss of $7.4 million prior to the disposal. (See Note 13: Vessels, Rigs and Equipment, Net).

During the year ended December 31, 2022, the two VLCCs, Front Energy and Front Force, which were previously accounted for as direct financing leases, were sold to an unrelated third party. A gain of $1.5 million was recorded on the disposal of the vessels. The Company received net sale proceeds of $65.4 million and an additional compensation payment of $4.5 million from Frontline Shipping for the early termination of the corresponding charters. (See Note 25: Related Party Transactions).
Also, during the year ended December 31, 2022, the 1,700 twenty-foot equivalent unit (“TEU”) container vessel, MSC Alice, which was previously accounted for as a sales-type lease, was sold and delivered to Mediterranean Shipping Company S.A. and its affiliate Conglomerate Shipping Ltd. (collectively “MSC”) following execution of the applicable purchase obligation in the charter contract. The Company received proceeds totaling $13.5 million and recognized a net gain of $11.7 million on the disposal.

During the year ended December 31, 2021, 18 feeder container vessels, which were accounted for as direct financing leases and three feeder container vessels which were accounted for as leaseback assets, were sold to an unrelated party. The Company received net sale proceeds of $82.0 million and recorded a gain of $0.6 million on disposal of these vessels during the year ended December 31, 2021.

Also during the year ended December 31, 2021, seven Handysize dry bulk carriers, which were accounted for as operating lease assets, were sold to an unrelated third party for total net sale proceeds of $97.7 million. A gain of $39.3 million was recorded on the disposal during the year ended December 31, 2021.

The drilling rig, West Taurus, which was accounted for as an operating lease asset, was sold for recycling to a ship recycling facility in Turkey during the year ended December 31, 2021. A loss of $0.6 million was recorded on recycling during the year ended December 31, 2021. (See Note 18: Investment in Associated Companies and Note 25: Related Party Transactions).